SEGMENT REPORTING - Summary of revenues and percentage of revenues by geographical locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment reporting
Revenues	$ 319,881	$ 292,487	$ 323,763
Total net revenues
Segment reporting
Revenues (as a percent)	100.00%	100.00%	100.00%
Europe
Segment reporting
Revenues	$ 153,697	$ 145,185	$ 184,057
Europe | Total net revenues
Segment reporting
Revenues (as a percent)	48.10%	49.60%	56.80%
France
Segment reporting
Revenues	$ 34,693	$ 31,321	$ 39,571
North America
Segment reporting
Revenues	$ 73,339	$ 77,814	$ 88,790
North America | Total net revenues
Segment reporting
Revenues (as a percent)	22.90%	26.60%	27.40%
United States
Segment reporting
Revenues	$ 60,810	$ 66,475	$ 74,296
Other countries
Segment reporting
Revenues	$ 92,845	$ 69,488	$ 50,916
Other countries | Total net revenues
Segment reporting
Revenues (as a percent)	29.00%	23.80%	15.80%